SUBSEQUENT EVENTS (Details Narrative)	Jul. 28, 2025 HKD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 HKD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 HKD ($)
Subsequent Event [Line Items]
Carry forward amount		$ 6,418,897	$ 50,000,000	$ 7,801,709	$ 61,000,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Carry forward amount	$ 330,000